Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Key Assumptions

The key assumptions used in the Monte Carlo simulation are presented in the table below:

	June 30, 2025	December 31, 2024
Asset volatility(1)	90 - 105%	85 - 95%
Risk-free rate(2)	3.64 - 4.00%	4.08 - 4.23%
Expected term(3)	6 - 42 months	12 - 48 months

(1)	Volatility was based on implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considered 6 months – 12 months term for equity event and 3.5 and 4-year term for liquidity event.

The key assumptions used in the Monte Carlo simulation are presented in the table below:

December 31,	2024	2023
Asset volatility(1)	85 - 95%	80 - 85%
Risk-free rate(2)	4.08 - 4.23%	3.77 - 4.14%
Expected term(3)	12 - 48 months	24 - 60 months

(1)	Volatility was based on implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considered 1 – 2-year term for equity event and 4 and 5-year term for liquidity event.

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Beginning balance	$15,224,665	$2,047,000
SAFE Notes issued during the period	1,600,800	8,190,000
Change in fair value during the period	3,638,167	4,987,665
Ending balance	$20,463,632	$15,224,665

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for years ended December 31, 2024 and 2023:

	Years Ended December 31,
	2024	2023
Beginning balance	$2,047,000	$-
SAFE Notes issued during the year	8,190,000	1,500,000
Change in fair value during the year	4,987,665	547,000
Ending balance	$15,224,665	$2,047,000